First Trust Hedged Strategies
Fund
BY-LAWS
            These Amended and
Restated By-laws (the "By-laws") of
the First Trust Hedged Strategies
Fund (the "Trust"), a Delaware
statutory trust, are subject to the
Trust's Agreement and Declaration of
Trust dated March 22, 2023, as from
time to time amended, supplemented
or restated (the "Trust Instrument").
Capitalized terms used herein which
are defined in the Trust Instrument
are used as therein defined.
ARTICLE I

OFFICES
            Section 1.1	Delaw
are Office. The registered office of
the Trust in Delaware and the name
and address of its resident agent for
service of process shall be as set
forth in the Certificate of Trust of the
Trust, as filed with the Secretary of
State of Delaware on March 22,
2023, and as may be amended and
restated from time to time.
            Section 1.2	Princi
pal Office. The principal office of
the Trust shall be located in such
location as the Trustees may from
time to time determine. The Trust
may establish and maintain such
other offices and places of business
as the Trustees may from time to
time determine.
ARTICLE II

OFFICERS AND THEIR
ELECTION
            Section 2.1	Office
rs. The officers of the Trust shall be
a President, a Treasurer, a Secretary,
a Chief Compliance Officer and such
other officers as the Trustees may
from time to time elect. It shall not
be necessary for any Trustee or other
officer to be a holder of Shares in the
Trust.
            Section 2.2	Electio
n of Officers. Two or more offices
may be held by a single person.
Subject to the provisions of Section
2.3 hereof, the officers shall hold
office until their successors are
chosen and qualified and serve at the
pleasure of the Trustees.
            Section 2.3	Resign
ations. Any officer of the Trust may
resign by filing a written resignation
with the President, the Secretary or
the Trustees, which resignation shall
take effect on being so filed or at
such later time as may be therein
specified.
ARTICLE III

POWERS AND DUTIES OF
OFFICERS AND TRUSTEES
            Section 3.1	Chief
Executive Officer. Unless the
Trustees have designated the
Chairman as the chief executive
officer of the Trust, the President
shall be the chief executive officer of
the Trust.
            Section 3.2	Treasu
rer. The Treasurer shall be the
principal financial and accounting
officer of the Trust. He shall deliver
all funds and securities of the Trust
which may come into his hands to
such company as the Trustees shall
employ as Custodian in accordance
with the Trust Instrument and
applicable provisions of law. He
shall make annual reports regarding
the business and condition of the
Trust, which reports shall be
preserved in Trust records, and he
shall furnish such other reports
regarding the business and condition
of the Trust as the Trustees may from
time to time require. The Treasurer
shall perform such additional duties
as the Trustees or the Chief
Executive Officer may from time to
time designate.
            Section 3.3	Secret
ary. The Secretary shall record in
books kept for the purpose all votes
and proceedings of the Trustees and
the Shareholders at their respective
meetings. He shall have the custody
of the seal of the Trust. The
Secretary shall perform such
additional duties as the Trustees or
the Chief Executive Officer may
from time to time designate.
            Section 3.4	Chief
Compliance Officer. The Chief
Compliance Officer ("CCO") of the
Trust shall be responsible for
administering the Trust's policies and
procedures adopted pursuant to Rule
38a-l(a) under the Investment
Company Act of 1940, or any
successor provision thereto. The
CCO shall have such other powers
and duties as from time to time may
be conferred upon or assigned to the
CCO by the Trustees.
            Section 3.5	Additi
onal Officers. The Trustees from
time to time may appoint such other
officers or agents as they may deem
advisable, each of whom shall have
such title, hold office for such
period, have such authority and
perform such duties as the Trustees
may determine.
            Section 3.6	Remov
al. Any officer may be removed from
office at any time by the Trustees.
            Section 3.7	Remu
neration. The salaries or other
compensation, if any, of the officers
of the Trust shall be fixed from time
to time by resolution of the Trustees.
ARTICLE IV

SHAREHOLDERS' MEETINGS
            Section 4.1	Notice
s. Notices of any meeting of the
Shareholders shall be given by the
Secretary by delivering or mailing,
postage prepaid, to each Shareholder
entitled to vote at said meeting,
written or printed notification of
such meeting at least seven (7) days
before the meeting, to such address
as may be registered with the Trust
by the Shareholder. Notice of any
Shareholder meeting need not be
given to any Shareholder if a written
waiver of notice, executed before or
after such meeting, is filed with the
record of such meeting, or to any
Shareholder who shall attend such
meeting in person or by proxy.
Notice of adjournment of a
Shareholders' meeting to another
time or place need not be given, if
such time and place are announced at
the meeting or reasonable notice is
given to persons present at the
meeting.
            Section 4.2	Voting
-Proxies. Subject to the provisions of
the Trust Instrument, Shareholders
entitled to vote may vote either in
person or by proxy, provided that
either (i) an instrument authorizing
such proxy to act is executed by the
Shareholder in writing and dated not
more than eleven (11) months before
the meeting, unless the instrument
specifically provides for a longer
period or (ii) an electronic,
telephonic, computerized or other
alternative to execution of a written
instrument authorizing the proxy to
act, which authorization is received
not more than eleven (11) months
before the meeting. Proxies shall be
delivered to the Secretary of the
Trust or other person responsible for
recording the proceedings before
being voted. A proxy with respect to
Shares held in the name of two or
more persons shall be valid if
executed by one of them unless at or
prior to exercise of such proxy the
Trust receives a specific written
notice to the contrary from any one
of them. If any Shareholder is a
minor or a person of unsound mind,
and subject to guardianship or to the
legal control of another person as
regards the control or management
of such Shareholder's shares, such
Shareholder's shares may be voted
by such guardian or such other
person appointed or having control,
and such vote may be given in
person or by proxy. Unless otherwise
specifically limited by their terms,
proxies shall entitle the holder
thereof to vote at any adjournment of
a meeting. A proxy purporting to be
exercised by or on behalf of a
Shareholder shall be deemed valid
unless challenged at or prior to its
exercise and the burden of proving
invalidity shall rest on the challenger.
At all meetings of the Shareholders,
unless the voting is conducted by
inspectors, all questions relating to
the qualifications of voters, the
validity of proxies, and the
acceptance or rejection of votes shall
be decided by the Chairman of the
meeting. Except as otherwise
provided herein or in the Trust
Instrument, all matters relating to the
giving, voting or validity of proxies
shall be governed by the General
Corporation Law of the State of
Delaware relating to proxies, and
judicial interpretations thereunder, as
if the Trust were a Delaware
corporation and the Shareholders
were shareholders of a Delaware
corporation.
            Section 4.3	Broke
r Non-Votes. Except as otherwise
provided by law, at any meeting of
Shareholders, the Trust will consider
broker non-votes as present for
purposes of determining whether a
quorum is present at the meeting.
Broker non-votes will not count as
votes cast.
            Section 4.4	Place
of Meeting. All meetings of the
Shareholders shall be held at such
places as the Trustees may designate.
In the absence of any such
designation, Shareholders' meetings
shall be held at the principal office of
the Trust at the time of such
meetings. Notwithstanding the
foregoing, if either the President or
Secretary of the Trust, or in the
absence or unavailability of the
President and the Secretary, any
officer of the Trust, determines that
the date, time or place designated for
a meeting or adjourned meeting of
Shareholders is not reasonably
practicable or available as a result of
(a) fire, flood, elements of nature, or
other acts of god, (b) acts of
terrorism, (c) outbreak or escalation
of hostilities, war, riots or civil
disorders or (d) other similar events,
such officer may, without further
notice to Shareholders, designate
such other date, time or place for
such meeting or adjourned meeting
as such officer shall, in his or her
sole discretion, determine.
            Section 4.5	Condu
ct of Meetings of Shareholders.
The meetings of Shareholders shall
be presided over by the President,  or
if he or she is not present, by the
Chairman, or if he or she is not
present, by any Vice President,
unless there is a Senior Vice
President, or if none of them is
present, then any officer of the Trust
appointed by the President to act on
his or her behalf shall preside over
such meetings.  The Secretary, if
present, shall act as a Secretary of
such meetings, or if he or she is not
present or is otherwise presiding
over the meeting in another capacity,
an Assistant Secretary, if any, shall
so act. If neither the Secretary nor
the Assistant Secretary is present or,
if present, the Secretary is otherwise
presiding over the meeting in another
capacity, then any such person
appointed by the Secretary to act on
his or her behalf shall act as
Secretary of such meetings.
ARTICLE V

SHARES OF BENEFICIAL
INTEREST
            Section 5.1	Share
Certificate. No certificates
certifying the ownership of Shares
shall be issued except as the Trustees
may otherwise authorize. The
Trustees may issue certificates to a
Shareholder for any purpose and the
issuance of a certificate to one or
more Shareholders shall not require
the issuance of certificates generally.
In the event that the Trustees
authorize the issuance of Share
certificates, such certificate shall be
in the form prescribed from time to
time by the Trustees and shall be
signed by the President and by the
Treasurer or Secretary. Such
signatures may be facsimiles if the
certificate is signed by a transfer or
shareholder services agent or by a
registrar, other than a Trustee, officer
or employee of the Trust. In case any
officer who has signed or whose
facsimile signature has been placed
on such certificate shall have ceased
to be such officer before such
certificate is issued, it may be issued
by the Trust with the same effect as
if he or she were such officer at the
time of its issue.
            Section 5.2	Loss
of Certificate. In case of the alleged
loss or destruction or the mutilation
of a Share certificate, a duplicate
certificate may be issued in place
thereof, upon such terms as the
Trustees may prescribe.
            Section 5.3	Discon
tinuance of Issuance of
Certificates. The Trustees may at
any time discontinue the issuance of
Share certificates and may, by
written notice to each Shareholder,
require the surrender of Share
certificates to the Trust for
cancellation. Such surrender and
cancellation shall not affect the
ownership of Shares in the Trust.
ARTICLE VI

INSPECTION OF BOOKS
            The Trustees shall
from time to time determine whether
and to what extent, and at what times
and places, and under what
conditions and regulations the
accounts and books of the Trust or
any of them shall be open to the
inspection of the Shareholders; and
no Shareholder shall have any right
to inspect any account or book or
document of the Trust except as
conferred by law or otherwise by the
Trustees.
ARTICLE VII

JURISDICTION AND FORUM
            Each Trustee, each
officer, each Shareholder and each
person beneficially owning an
interest in a Share of the Trust
(whether through a broker, dealer,
bank, trust company or clearing
corporation or an agent of any of the
foregoing or otherwise), to the fullest
extent permitted by law, including
Section 3804(e) of the Delaware
Statutory Trust Act (12 Del. C.
3801 et seq.) (the "Act"), (i)
irrevocably agrees that any claims,
suits, actions or proceedings arising
out of or relating in any way to the
Trust, the Act, the Trust Instrument
or these By-Laws or asserting a
claim governed by the internal
affairs (or similar) doctrine
(including, without limitation, any
claims, suits, actions or proceedings
to interpret, apply or enforce (A) the
provisions of the Trust Instrument or
these By-Laws, or (B) the duties
(including fiduciary duties),
obligations or liabilities of the Trust
to the Shareholders or the Trustees,
or of officers or the Trustees to the
Trust, to the Shareholders or each
other, or (C) the rights or powers of,
or restrictions on, the Trust, the
officers, the Trustees or the
Shareholders, or (D) any provision of
the Act or other laws of the State of
Delaware pertaining to trusts made
applicable to the Trust pursuant to
Section 3809 of the Act, or (E) any
other instrument, document,
agreement or certificate
contemplated by any provision of the
Act, the Trust Instrument or the By-
Laws relating in any way to the Trust
(regardless, in each case, of whether
such claims, suits, actions or
proceedings (x) sound in contract,
tort, fraud or otherwise, (y) are based
on common law, statutory, equitable,
legal or other grounds, or (z) are
derivative or direct claims)), shall be
exclusively brought in the Court of
Chancery of the State of Delaware
or, if such court does not have
subject matter jurisdiction thereof,
any other court in the State of
Delaware with subject matter
jurisdiction, (ii) irrevocably submits
to the exclusive jurisdiction of such
courts in connection with any such
claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) expressly waives any requirement for the posting of a bond by a party bringing such claim, suit, action or proceeding, (v) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (v) hereof shall affect or limit any right to serve process in any other manner permitted by law, and
(vi) irrevocably waives any and all
right to trial by jury in any such
claim, suit, action or proceeding.
Any person or entity purchasing or
otherwise acquiring any Shares of
any Class shall be deemed to have
notice of and consented to the
provisions of this provision.
            If any provision or
provisions of this Article VII shall be
held to be invalid, illegal or
unenforceable as applied to any
person or entity or circumstance for
any reason whatsoever, then, to the
fullest extent permitted by law, the
validity, legality and enforceability
of such provisions in any other
circumstance and of the remaining
provisions of this Article VII
(including, without limitation, each
portion of any sentence of this
Article VII containing any such
provision held to be invalid, illegal
or unenforceable that is not itself
held to be invalid, illegal or
unenforceable), and the application
of such provision to other persons or
entities and circumstances, shall not
in any way be affected or impaired
thereby.
            This Article VII does
not apply to claims arising under the
federal securities laws.
ARTICLE VIII

AMENDMENTS
            These By-laws may
be amended from time to time by the
Trustees.
ARTICLE IX

HEADINGS
            Headings are placed
in these By-laws for convenience of
reference only and, in case of any
conflict, the text of these By-laws
rather than the headings shall
control.
Amended and Restated: March 6-7,
2024